CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings CNY (¥)	Accumulated Other Comprehensive (Loss) Income CNY (¥)	Noncontrolling Interest CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2014	¥ 184		¥ 2,381,568	¥ 847,220	¥ (12,008)	¥ 1,749		¥ 3,218,713
Balance issued (in shares) at Dec. 31, 2014 | shares	250,747,255
Balance outstanding (in shares) at Dec. 31, 2014 | shares							250,747,255	250,747,255
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 2		23,158					¥ 23,160
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	3,231,068						3,231,068	3,231,068
Share-based compensation			52,535					¥ 52,535
Excess tax benefit from share-based compensation			12,838					12,838
Noncontrolling interest recognized in connection with acquisitions						8,264		8,264
Net income				436,600		2,780		439,380
Cash dividends declared/paid				(276,261)				(276,261)
Unrealized securities holding gains, net of tax					68,069			68,069
Dividends paid to noncontrolling interest holders						(4,604)		(4,604)
Capital contribution from noncontrolling interest holders						2,450		2,450
Repurchase of shares		¥ (107,331)						¥ (107,331)
Repurchase of shares (in shares) | shares		3,096,764					(3,096,764)	(3,096,764)
Foreign currency translation adjustments					3,535			¥ 3,535
Balance at Dec. 31, 2015	¥ 186	¥ (107,331)	2,470,099	1,007,559	59,596	10,639		¥ 3,440,748
Balance issued (in shares) at Dec. 31, 2015 | shares	253,978,323
Balance outstanding (in shares) at Dec. 31, 2015 | shares							250,881,559	250,881,559
Treasury shares, balance (in shares) at Dec. 31, 2015 | shares		3,096,764
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 2		10,581					¥ 10,583
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	2,505,264						2,505,264	2,505,264
Issuance of ordinary shares for acquisition	¥ 16		1,143,505					¥ 1,143,521
Issuance of ordinary shares for acquisition (in shares) | shares	24,895,543						24,895,543	24,895,543
Share-based compensation			55,436					¥ 55,436
Excess tax benefit from share-based compensation			18,645					18,645
Net income				804,615		(8,133)		796,482
Unrealized securities holding gains, net of tax					16,449			16,449
Reclassification of realized gains to net income, net of tax					(67,921)			(67,921)
Dividends paid to noncontrolling interest holders						(3,677)		(3,677)
Capital contribution from noncontrolling interest holders			790			44,814		45,604
Disposal of noncontrolling interest for deconsolidation						(27,086)		(27,086)
Foreign currency translation adjustments					(12,627)			(12,627)
Balance at Dec. 31, 2016	¥ 204	¥ (107,331)	3,699,056	1,812,174	(4,503)	16,557		¥ 5,416,157
Balance issued (in shares) at Dec. 31, 2016 | shares	281,379,130						281,379,130	281,379,130
Balance outstanding (in shares) at Dec. 31, 2016 | shares							278,282,366	278,282,366
Treasury shares, balance (in shares) at Dec. 31, 2016 | shares		3,096,764					(3,096,764)	(3,096,764)
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks	¥ 1		9,301					¥ 9,302
Issuance of ordinary shares upon exercise of options and vesting of restricted stocks (in shares) | shares	2,235,992						2,235,992	2,235,992
Share-based compensation			66,367					¥ 66,367
Issuance of ordinary shares under ADS lending arrangement	¥ 7							7
Issuance of ordinary shares under ADS lending arrangement (in shares) | shares	10,425,112
Capped Call options in connection with issuance of convertible senior notes			(177,476)					(177,476)
ADS lending arrangement in connection with issuance of convertible senior notes			26,499					26,499
Noncontrolling interest recognized in connection with acquisitions						4,206		4,206
Net income				1,237,202		(555)	$ 190,069	1,236,647
Cash dividends declared/paid				(295,661)				(295,661)
Unrealized securities holding gains, net of tax					868		133	868
Reclassification of realized gains to net income, net of tax					(5,282)		(812)	(5,282)
Dividends paid to noncontrolling interest holders						(2,810)		(2,810)
Capital contribution from noncontrolling interest holders						25,575		25,575
Disposal of noncontrolling interest for deconsolidation						(3,488)		(3,488)
Noncontrolling interest recognized from partial disposal						237		237
Acquisition of noncontrolling interest			388			(4,138)		(3,750)
Foreign currency translation adjustments					176,882		27,186	176,882
Balance at Dec. 31, 2017	¥ 212	¥ (107,331)	¥ 3,624,135	¥ 2,753,715	¥ 167,965	¥ 35,584	$ 995,079	¥ 6,474,280
Balance issued (in shares) at Dec. 31, 2017 | shares	294,040,234						294,040,234	294,040,234
Balance outstanding (in shares) at Dec. 31, 2017 | shares							280,518,358	280,518,358
Treasury shares, balance (in shares) at Dec. 31, 2017 | shares		3,096,764					(3,096,764)	(3,096,764)